Short-term Bank Borrowings (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jun. 30, 2020	Oct. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2018	Jul. 31, 2016
Credit facility
Short-term bank borrowings			$ 10,958,022	$ 9,012,645
been deposited in the bank as guarantee			3,100,000
Credit facility
Credit facility
Total available credit amount			4,000,000.0
Credit facility, 2016
Credit facility
Total credit available under this facility	$ 11,000,000.0	$ 6,000,000.0				$ 6,000,000.0
Amount borrowed			28,800,000	7,700,000
Amount repaid			$ 24,100,000	$ 1,900,000
Weighted average interest rate of short-term borrowings (as a percent)			5.15%	5.53%
Credit facility, 2018
Credit facility
Total credit available under this facility	$ 4,000,000.0	$ 4,000,000.0			$ 4,000,000.0
Amount borrowed			$ 4,000,000.0	$ 6,400,000
Amount repaid			$ 7,200,000	$ 3,200,000
Weighted average interest rate of short-term borrowings (as a percent)			4.39%	6.12%
Loan Prime Rate
Credit facility
Variable interest rate (as a percent)	1.30%
LIBOR | Credit facility, 2018
Credit facility
Variable interest rate (as a percent)	3.50%	4.70%